RISK MANAGEMENT - Liquidity risk - Liquid assets and LRI (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	$ 13,469,768	$ 11,924,823
Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	9,284,616	8,638,565
Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	4,030,595	4,896,134
Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,145,763	2,328,186
Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,908,014	2,073,055
Aval Fiduciaria S.A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	18,675	30,428
Aval Casa de Bolsa S.A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	23,450	28,710
Later than one day and not later than seven days [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	10,953,748	9,811,253
Later than one day and not later than seven days [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	6,461,637	6,727,345
Later than one day and not later than seven days [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	3,580,936	4,641,802
Later than one day and not later than seven days [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	1,665,301	2,027,630
Later than one day and not later than seven days [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	902,572	1,138,855
Later than one day and not later than seven days [member] | Aval Fiduciaria S.A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	11,010	13,512
Later than one day and not later than seven days [member] | Aval Casa de Bolsa S.A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	19,637	26,796
Not later than one month [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,928,936	2,568,828
Not later than one month [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	2,946,224	2,531,186
Not later than one month [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	893,612	1,525,529
Not later than one month [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	687,963	992,892
Not later than one month [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets	560,871	222,748
Not later than one month [member] | Aval Fiduciaria S.A
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets		1,413
Liquid assets (liabilities)	(18,256)
Later than one month and not later than three months [member] | Banco de Bogota S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(16,891,633)	(15,278,208)
Later than one month and not later than three months [member] | Banco de Occidente S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(11,199,262)	(8,473,508)
Later than one month and not later than three months [member] | Banco Popular S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(5,667,658)	(5,458,950)
Later than one month and not later than three months [member] | Banco Comercial AV Villas S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	(2,909,334)	(2,408,230)
Later than one month and not later than three months [member] | Corporacion Financiera Colombiana S.A.
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquid assets (liabilities)	$ (649,409)	$ (893,740)